Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000857156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 09, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015